REVENUES	6 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUES	REVENUES
We perform a disaggregated analysis of revenues considering the nature, amount, timing and uncertainty of revenues. This includes disclosure of our revenues by segment and type, as well as a breakdown of whether revenues from goods or services are recognized at a point in time or delivered over a period of time.
a)    Revenue by Type

FOR THE THREE MONTHS ENDED JUN. 30, 2024 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$1,416	$—	$1,443	$4,568	$11,301	$702	$19,430
Other revenue	1,217	101	106	678	827	691	3,620
	$2,633	$101	$1,549	$5,246	$12,128	$1,393	$23,050

FOR THE SIX MONTHS ENDED JUN. 30, 2024 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$2,679	$—	$2,937	$9,186	$22,664	$1,369	$38,835
Other revenue	2,491	162	147	1,339	1,631	1,352	7,122
	$5,170	$162	$3,084	$10,525	$24,295	$2,721	$45,957

FOR THE THREE MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$1,416	$—	$1,289	$4,111	$12,815	$763	$20,394
Other revenue	1,185	50	251	243	813	732	3,274
	$2,601	$50	$1,540	$4,354	$13,628	$1,495	$23,668

FOR THE SIX MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$2,648	$—	$2,574	$8,199	$25,938	$1,432	$40,791
Other revenue	2,424	70	329	439	1,426	1,486	6,174
	$5,072	$70	$2,903	$8,638	$27,364	$2,918	$46,965
b)    Timing of Recognition of Revenue from Contracts with Customers

FOR THE THREE MONTHS ENDED JUN. 30, 2024 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$411	$95	$—	$9,457	$454	$10,417
Services transferred over a period of time	1,005	1,348	4,568	1,844	248	9,013
	$1,416	$1,443	$4,568	$11,301	$702	$19,430

FOR THE SIX MONTHS ENDED JUN. 30, 2024 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$806	$182	$—	$19,046	$872	$20,906
Services transferred over a period of time	1,873	2,755	9,186	3,618	497	17,929
	$2,679	$2,937	$9,186	$22,664	$1,369	$38,835

FOR THE THREE MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$502	$37	$4	$10,149	$502	$11,194
Services transferred over a period of time	914	1,252	4,107	2,666	261	9,200
	$1,416	$1,289	$4,111	$12,815	$763	$20,394